Common Stock (Details) - Warrant [Member]	12 Months Ended
Feb. 28, 2026 $ / shares shares
Offsetting Assets [Line Items]
Number of warrants outstanding, beginning balance | shares	5,288,316
Weighted average exercise price, beginning balance | $ / shares	$ 1.56
Number of warrants exercised | shares	(1,149,743)
Weighted average exercise price, warrant exercised | $ / shares	$ 1.50
Number of warrants exercised | shares	(150,000)
Weighted average exercise price, warrant exercised | $ / shares	$ 1.88
Number of warrants issued | shares	3,000,000
Weighted average exercise price, warrant issued | $ / shares	$ 1.65
Number of warrants issued | shares	1,000,000
Weighted average exercise price, warrant issued | $ / shares	$ 2.15
Number of warrants expired | shares	(28,312)
Weighted average exercise price, warrant expired | $ / shares	$ 8.22
Number of warrants issued | shares	300,000
Weighted average exercise price, warrant issued | $ / shares	$ 1.65
Number of warrants adjustment to exercise price | shares	25,333
Weighted average exercise price, warrant adjustment to exercise price | $ / shares	$ 1.50
Number of warrants expired | shares	(10,000)
Weighted average exercise price, warrant expired | $ / shares	$ 6.70
Number of warrants outstanding, ending balance | shares	8,275,594
Weighted average exercise price, ending balance | $ / shares	$ 1.64